Business Segments and Related Information - Corporate Divisions - Corporate & Other (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Corporate and Others [Line Items]
Net revenues	[1]	€ 31,434	€ 31,504	€ 31,155
Provision for credit losses		1,707	1,830	1,505
Noninterest expenses
Compensation and benefits		11,813	11,731	11,131
General and administrative expenses		8,860	11,243	10,112
Impairment of goodwill and other intangible assets		0	0	233
Restructuring activities		(15)	(3)	220
Total noninterest expenses		20,658	22,971	21,695
Noncontrolling interests		0	0	0
Profit (loss) before income taxes		9,069	6,703	7,955
Corporate & Other
Corporate and Others [Line Items]
Net revenues		(249)	1,406	2,324
Provision for credit losses		108	83	26
Noninterest expenses
Compensation and benefits		3,541	3,574	3,358
General and administrative expenses		(2,721)	(1,474)	(2,710)
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		0	0	(1)
Total noninterest expenses		819	2,100	647
Noncontrolling interests		(289)	(199)	(166)
Profit (loss) before income taxes		€ (887)	€ (577)	€ 1,817
Total Employees (full-time equivalent) | employee	[2]	36,918	36,097	35,792
Risk-weighted assets	[2]	€ 31,000	€ 34,000	€ 40,000
Leverage exposure	[2]	€ 32,000	€ 38,000	€ 39,000

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations

[2]	As of year-end